RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Trade and other current receivables [abstract]
SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of June 30, 2021 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	December 31, 2020
Sales taxes receivable	35	23
Other current assets (prepaid expenses and amounts receivable)	67	36
	102	59